Inventories (Tables)	12 Months Ended
Mar. 31, 2019
Components of Inventories

Inventories consist of the following:

	Yen in millions
	March 31,
	2018	2019
Finished goods	1,683,694	1,746,159
Raw materials	435,360	475,504
Work in process	304,929	324,921
Supplies and other	115,806	109,812

Total	2,539,789	2,656,396